Financial Assets and Financial Liabilities (Details)		12 Months Ended
	Feb. 22, 2024 shares	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 AUD ($)	Jun. 30, 2026 AUD ($) shares
Financial Assets and Financial Liabilities [Line Items]
Expire date		Jul. 31, 2023
Received shares	471,306
Financial assets | $
Shares received	471,306
Impairment of the investment
Deposit earning interest rate			4.52%
Maturity Date			Jul. 27, 2025
FVPL [Member]
Financial Assets and Financial Liabilities [Line Items]
Share options				735,000
Total exercise price | £		£ 1,470,000
Received shares	471,306